Related-party transactions	9 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Related-party transactions

14. Related-party transactions

EKF Diagnostic Holdings

During the three and nine months ended March 31, 2023, the Company incurred expenses of $0.03 million and $0.08 million, respectively, related to employees of EKF who provided services to Renalytix and this amount is included in general and administrative expenses in the condensed consolidated statements of operations. During the three and nine months ended March 31, 2022, the Company incurred expenses of $0.1 million and $0.2 million, respectively, related to employees of EKF who provided services to Renalytix and this amount is included in general and administrative expenses in the condensed consolidated statements of operations.

Icahn School of Medicine at Mount Sinai

In May 2018, the Company secured its cornerstone license agreement with the Icahn School of Medicine at Mount Sinai ("ISMMS") for research and clinical study work and intended commercialization by the Company (see Note 11). As part of the collaboration, ISMMS became a shareholder in the Company and has subsequently made equity investments both in the Company’s IPO on AIM in November 2018, the subsequent sale of ordinary shares in July 2019, the Company’s IPO on Nasdaq in July 2020 and the Company's private placements in March 2022 and February 2023. As of March 31, 2023, amounts due to ISMMS totaled $2.5 million and are included within accrued expenses and other current liabilities and accounts payable on the balance sheet. During the three and nine months ended March 31, 2023, the Company incurred expenses of $1.0 million and $1.4 million, respectively, which are included in research and development expenses in the condensed consolidated statement of operations. During the three and nine months ended March 31, 2022, the Company incurred expenses of $0.2 million and $2.9 million, respectively, million which are included in research and development expenses in the condensed consolidated statement of operations.

Kantaro Biosciences LLC

In connection with the formation of Kantaro, the Company entered into a five-year Advisory Services Agreement (“Advisory Agreement”) pursuant to which the Company has agreed to provide certain advisory services to Kantaro. Pursuant to the Kantaro Operating Agreement, Kantaro issued 750 Class A Units to Mount Sinai in exchange for Mount Sinai granting licenses to Kantaro under certain intellectual property rights of Mount Sinai and 250 Class A Units to the Company as the sole consideration for the services to be rendered by the Company under the Advisory Agreement. A portion of the Company’s units are subject to forfeiture if, prior to December 31, 2021, Kantaro terminates the Advisory Agreement as a result of an uncured material breach of the Advisory Agreement or in the event the Company is acquired by a hospital or health system that serves all or any portion of the service areas served by Mount Sinai. The Company determined the fair value of the services to be provided under the Advisory Agreement was $2.0 million and the fair value of the Class A units received from Kantaro was $2.0 million. Fair value was determined using discounted cash flows which is a Level 3 measurement in the fair value hierarchy. The method requires several judgments and assumptions which include discount rates and future cash flows, among others. As a result of the prior year impairment charge discussed in Note 3, the carrying value of the Kantaro investment was written down to zero.

A contributing factor to the impairment consideration for Kantaro was lower forecasted sales volume and consequently, a lower time commitment from Renalytix employees. Based on these circumstances, the Company adjusted the liability to perform services to Kantaro under the Advisory Agreement during the year ended June 30, 2021. On December 31, 2022, the members and managers of Kantaro decided that it was in the best interest of Kantaro to wind up the business and unanimously signed a termination agreement. As part of the termination agreement, the members agreed to wind up Kantaro's business and dissolve it reasonably promptly after the effective date of the termination agreement. As of March 31, 2023, the Kantaro wind up was still in progress, however, the total liability associated with the services was $0.0, as the termination agreement relieved Renalytix of its obligation to provide services to Kantaro.

For the three and nine months ended March 31, 2023, the Company recognized $0.0 and $0.02 million, respectively, in the statement of operations related to services performed under the Advisory Agreement. For the three and nine months ended March 31, 2023, $0.0 and $0.01 million of costs incurred related to the performance of the Advisory Agreement services were included within research and development and $0.0 and $0.01 million were included in general and administrative expense, respectively. For the three and nine months ended March 31, 2022, the Company recognized $0.1 million and $0.1 million in the condensed consolidated statements of operations related to services performed under the Advisory Agreement. For the three and nine months ended March 31, 2022, $0.01 million and $0.1 million of costs incurred related to the performance of the Advisory Agreement services were included within research and development and $0.02 million and $0.06 million were included within general and administrative expense, respectively.

In addition to the equity granted at formation, in May 2020 the Company and Mount Sinai each committed to making a loan to Kantaro. Mount Sinai committed to lend an initial amount of $0.3 million and an additional $0.5 million thereafter. The Company committed to lend an initial amount of $0.08 million and an additional $0.17 million thereafter. Each loan bears interest at a per year rate equal to 0.25%, compounded monthly, until repaid, and is repayable from the first amounts that would otherwise constitute cash available for distribution to the members of Kantaro (provided that each loan repayment will be made, 75% to Mount Sinai and 25% to the Company based on each investor’s proportionate ownership). The Company loaned Kantaro $0.25 million and initially recorded a note receivable. The loan had a carrying value of approximately $0.075 million at March 31, 2023 and June 30, 2022.

Private placement

On February 9, 2023, the Company entered into security purchase agreements to sell an aggregate of 3,699,910 Ordinary Shares, and 7,511,525 ADS, at a price of $2.17 per ADS and £0.90 per Ordinary Share. The private placement generated gross cash proceeds of $20.3 million, the net proceeds of which will be used for sales and marketing, clinical product development, and corporate support and financing costs. Certain related parties, directors of the company and executive officers participated in the private placement.

Mount Sinai subscribed for a total of 1,382,489 new American Depositary Shares at $2.17 per ADS.

Christopher Mills, Non-Executive Chairman, and his related parties subscribed for a total of 346,375 Ordinary Shares at £0.90 per Ordinary Share.